Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Basis of Presentation
The contribution by Dominion to Dominion Midstream of the general partner interest in Cove Point and a portion of the Preferred Equity Interest is considered to be a reorganization of entities under common control. As a result, Dominion Midstream’s basis is equal to Dominion’s cost basis in the general partner interest in Cove Point and a portion of the Preferred Equity Interest. Dominion Midstream owns the general partner interest and controls Cove Point and therefore consolidates Cove Point. As such, Dominion Midstream’s investment in the Preferred Equity Interest and Cove Point's preferred equity interest are eliminated in consolidation. Dominion's retained common equity interest in Cove Point is reflected as noncontrolling interest.

Basis of Accounting
As permitted by the rules and regulations of the SEC, Dominion Midstream's accompanying unaudited Consolidated Financial Statements exclude certain footnote disclosures normally included in annual audited consolidated financial statements prepared in accordance with GAAP. These unaudited Consolidated Financial Statements should be read in conjunction with the Consolidated Financial Statements and Notes in Dominion Midstream’s Annual Report on Form 10-K for the year ended December 31, 2014.

Estimates
Dominion Midstream makes certain estimates and assumptions in preparing its Consolidated Financial Statements in accordance with GAAP. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the periods presented. Actual results may differ from those estimates.

Asset Retirement Obligations
Asset Retirement Obligations
Dominion Midstream recognizes AROs at fair value as incurred or when sufficient information becomes available to determine a reasonable estimate of the fair value of future retirement activities to be performed. These amounts are generally capitalized as costs of the related tangible long-lived assets. Since relevant market information is not available, fair value is estimated using discounted cash flow analyses. At least annually, Dominion Midstream evaluates the key assumptions underlying its AROs including estimates of the amounts and timing of future cash flows associated with retirement activities. AROs are adjusted when significant changes in these assumptions are identified. Dominion Midstream reports accretion of AROs and depreciation on asset retirement costs associated with its natural gas pipeline assets as an adjustment to the related regulatory liabilities when revenue is recoverable from customers for AROs.